Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	$ 125,330	$ 124,201
Accumulated depreciation and impairment	(100,792)	(91,077)	$ (100,674)
Additions	15,540	14,370
Decommissioning costs - Additions to / review of estimates	3,269	(1,069)
Capitalized borrowing costs	1,021	971
Signature Bonuses Transfers	1,177	11,629
Write-offs	(5,054)	(3,149)
Transfers	300	1,263
Transfers to assets held for sale	(4,427)	(4,240)
Depreciation, amortization and depletion	(14,618)	(12,955)
Impairment recognition	(1,453)	(409)
Impairment reversal	290	3,823
Translation adjustment	8,794	(9,105)
Balance at December 31, 2021	130,169	125,330
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation and impairment	(10,458)	(9,330)	(7,911)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	230,961	216,407	224,875
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	2,383	3,043
Cost	4,343	4,080	5,450
Accumulated depreciation and impairment	(1,805)	(1,697)	(2,407)
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers
Write-offs	(20)	(38)
Transfers	130	(295)
Transfers to assets held for sale	(27)	(53)
Depreciation, amortization and depletion	(88)	(97)
Impairment recognition
Impairment reversal
Translation adjustment	160	(177)
Balance at December 31, 2021	2,538	2,383
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	53,126	58,680
Cost	105,429	98,085	107,199
Accumulated depreciation and impairment	(50,282)	(44,959)	(48,519)
Additions	841	1,650
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers
Write-offs	(746)	(588)
Transfers	5,162	2,934
Transfers to assets held for sale	(1,874)	(2,776)
Depreciation, amortization and depletion	(4,746)	(4,235)
Impairment recognition	(693)	(377)
Impairment reversal	223	1,796
Translation adjustment	3,854	(3,958)
Balance at December 31, 2021	55,147	53,126
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	16,922	15,443
Cost	23,938	25,954	27,544
Accumulated depreciation and impairment	(9,100)	(9,032)	(12,101)
Additions	7,525	5,761
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	1,021	971
Signature Bonuses Transfers
Write-offs	(2,152)	(599)
Transfers	(8,611)	(3,160)
Transfers to assets held for sale	(410)	(575)
Depreciation, amortization and depletion
Impairment recognition	(605)	(1)
Impairment reversal	15	114
Translation adjustment	1,133	(1,032)
Balance at December 31, 2021	14,838	16,922
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	35,847	31,166
Cost	67,581	61,906	60,902
Accumulated depreciation and impairment	(29,147)	(26,059)	(29,736)
Additions	48	5
Decommissioning costs - Additions to / review of estimates	3,269	(1,069)
Capitalized borrowing costs
Signature Bonuses Transfers	1,177	11,629
Write-offs	(667)	(1,645)
Transfers	3,617	1,781
Transfers to assets held for sale	(1,976)	(822)
Depreciation, amortization and depletion	(5,306)	(4,342)
Impairment recognition	(142)	(27)
Impairment reversal	52	1,879
Translation adjustment	2,515	(2,708)
Balance at December 31, 2021	38,434	35,847
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	17,052	15,869
Cost	29,670	26,382	$ 23,780
Additions	7,126	6,954
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers
Write-offs	(1,469)	(279)
Transfers	2	3
Transfers to assets held for sale	(140)	(14)
Depreciation, amortization and depletion	(4,478)	(4,281)
Impairment recognition	(13)	(4)
Impairment reversal		34
Translation adjustment	1,132	(1,230)
Balance at December 31, 2021	$ 19,212	$ 17,052